UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21836

(Investment Company Act file number)

Index Funds

(Exact name of registrant as specified in charter)

1155 Kelly Johnson Boulevard, Suite 111
Colorado Springs, Colorado 80920

(Address of principal executive offices) (Zip code)

(800) 788-5680

(Registrant's telephone number)

Michael G. Willis

1155 Kelly Johnson Boulevard, Suite 111

Colorado Springs, Colorado 80920

(Name and Address of Agent for Service)

Date of fiscal year end: March 31

Date of reporting period: October 1, 2017 – December 31, 2017

Item 1. Schedule of Investments.

Schedule of Investments

Index Funds S&P 500® Equal Weight

December 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS: 98.93%
Consumer Discretionary: 15.95%
Advance Auto Parts, Inc.	519	$51,739
Amazon.com, Inc.(a)	45	52,626
Aptiv PLC	610	51,746
AutoZone, Inc.(a)	72	51,219
Best Buy Co., Inc.	816	55,872
BorgWarner, Inc.	968	49,455
CarMax, Inc.(a)	771	49,444
Carnival Corp.	777	51,569
CBS Corp., Class B Non-Voting Shares	905	53,395
Charter Communications, Inc., Class A(a)	160	53,754
Chipotle Mexican Grill, Inc.(a)	165	47,690
Comcast Corp., Class A	1,370	54,868
Darden Restaurants, Inc.	602	57,804
Discovery Communications, Inc., Class A(a)	1,185	26,520
Discovery Communications, Inc., Class C(a)	1,564	33,110
DISH Network Corp., Class A(a)	1,070	51,092
Dollar General Corp.	556	51,714
Dollar Tree, Inc.(a)	478	51,294
DR Horton, Inc.	1,026	52,398
Expedia, Inc.	443	53,058
Foot Locker, Inc.	1,156	54,193
Ford Motor Co.	4,127	51,546
Gap, Inc.	1,555	52,963
Garmin, Ltd.	835	49,741
General Motors Co.	1,238	50,746
Genuine Parts Co.	548	52,065
Goodyear Tire & Rubber Co.	1,639	52,956
H&R Block, Inc.	1,911	50,106
Hanesbrands, Inc.	2,507	52,421
Harley-Davidson, Inc.	1,018	51,796
Hasbro, Inc.	570	51,807
Hilton Worldwide Holdings, Inc.	665	53,107
Home Depot, Inc.	284	53,827
Interpublic Group of Cos., Inc.	2,573	51,872
Kohl's Corp.	1,046	56,725
L Brands, Inc.	908	54,680
Leggett & Platt, Inc.	1,124	53,649
Lennar Corp., Class A	836	52,869
LKQ Corp.(a)	1,293	52,586
Lowe's Cos., Inc.	607	56,415
Macy's, Inc.	2,018	50,833
Marriott International, Inc., Class A	402	54,563
Mattel, Inc.	3,460	53,215
McDonald's Corp.	300	51,636
MGM Resorts International	1,569	52,389
Michael Kors Holdings, Ltd.(a)	841	52,941
Mohawk Industries, Inc.(a)	185	51,041
Netflix, Inc.(a)	277	53,173

	Shares	Value
Consumer Discretionary (continued)
Newell Brands, Inc.	1,680	$51,912
News Corp., Class A	2,376	38,515
News Corp., Class B	757	12,566
NIKE, Inc., Class B	848	53,042
Nordstrom, Inc.	1,136	53,824
Norwegian Cruise Line Holdings, Ltd.(a)	947	50,428
Omnicom Group, Inc.	708	51,564
O'Reilly Automotive, Inc.(a)	208	50,032
Priceline Group, Inc.(a)	29	50,394
PulteGroup, Inc.	1,526	50,740
PVH Corp.	384	52,689
Ralph Lauren Corp.	509	52,778
Ross Stores, Inc.	677	54,329
Royal Caribbean Cruises, Ltd.	417	49,740
Scripps Networks Interactive, Inc., Class A	634	54,131
Signet Jewelers, Ltd.	978	55,306
Starbucks Corp.	888	50,998
Tapestry, Inc.	1,231	54,447
Target Corp.	847	55,267
Tiffany & Co.	543	56,445
Time Warner, Inc.	574	52,504
TJX Cos., Inc.	704	53,828
Tractor Supply Co.	769	57,483
TripAdvisor, Inc.(a)	1,508	51,966
Twenty-First Century Fox, Inc., Class A	1,106	38,190
Twenty-First Century Fox, Inc., Class B	461	15,729
Ulta Beauty, Inc.(a)	232	51,889
Under Armour, Inc., Class A(a)	2,010	29,004
Under Armour, Inc., Class C(a)	2,023	26,946
VF Corp.	709	52,466
Viacom, Inc., Class B	1,778	54,780
Walt Disney Co.	500	53,755
Whirlpool Corp.	306	51,604
Wyndham Worldwide Corp.	460	53,300
Wynn Resorts, Ltd.	325	54,792
Yum! Brands, Inc.	624	50,925
		4,224,536

Consumer Staples: 6.77%
Altria Group, Inc.	728	51,986
Archer-Daniels-Midland Co.	1,254	50,260
Brown-Forman Corp., Class B	782	53,700
Campbell Soup Co.	1,063	51,141
Church & Dwight Co., Inc.	1,074	53,883
Clorox Co.	358	53,249
Coca-Cola Co.	1,148	52,670
Colgate-Palmolive Co.	709	53,494
Conagra Brands, Inc.	1,397	52,625
Constellation Brands, Inc., Class A	238	54,400
Costco Wholesale Corp.	277	51,555
Coty, Inc., Class A	2,927	58,218
CVS Health Corp.	711	51,548
Dr. Pepper Snapple Group, Inc.	552	53,577
Estee Lauder Cos., Inc., Class A	416	52,932

	Shares	Value
Consumer Staples (continued)
General Mills, Inc.	932	$55,258
Hershey Co.	460	52,215
Hormel Foods Corp.	1,398	50,873
JM Smucker Co.	439	54,541
Kellogg Co.	781	53,092
Kimberly-Clark Corp.	434	52,366
Kraft Heinz Co.	664	51,633
Kroger Co.	1,950	53,528
McCormick & Co., Inc., Non-Voting Shares	515	52,484
Molson Coors Brewing Co., Class B	650	53,346
Mondelez International, Inc., Class A	1,220	52,216
Monster Beverage Corp.(a)	823	52,088
PepsiCo, Inc.	447	53,604
Philip Morris International, Inc.	489	51,663
Procter & Gamble Co.	576	52,923
Sysco Corp.	830	50,406
Tyson Foods, Inc., Class A	621	50,344
Walgreens Boots Alliance, Inc.	728	52,867
Wal-Mart Stores, Inc.	539	53,226
		1,793,911

Energy: 6.69%
Anadarko Petroleum Corp.	1,085	58,199
Andeavor	468	53,511
Apache Corp.	1,279	53,999
Baker Hughes a GE Co.	1,720	54,421
Cabot Oil & Gas Corp.	1,875	53,625
Chesapeake Energy Corp.(a)	14,140	55,994
Chevron Corp.	435	54,458
Cimarex Energy Co.	465	56,735
Concho Resources, Inc.(a)	371	55,732
ConocoPhillips	1,008	55,329
Devon Energy Corp.	1,367	56,594
EOG Resources, Inc.	519	56,005
EQT Corp.	923	52,537
Exxon Mobil Corp.	628	52,526
Halliburton Co.	1,184	57,862
Helmerich & Payne, Inc.	897	57,982
Hess Corp.	1,143	54,258
Kinder Morgan, Inc.	2,925	52,855
Marathon Oil Corp.	3,435	58,155
Marathon Petroleum Corp.	804	53,048
National Oilwell Varco, Inc.	1,595	57,452
Newfield Exploration Co.(a)	1,772	55,871
Noble Energy, Inc.	1,932	56,298
Occidental Petroleum Corp.	756	55,687
ONEOK, Inc.	982	52,488
Phillips 66	523	52,901
Pioneer Natural Resources Co.	333	57,559
Range Resources Corp.	3,236	55,206
Schlumberger, Ltd.	819	55,192
TechnipFMC PLC	1,902	59,552
Valero Energy Corp.	594	54,595

	Shares	Value
Energy (continued)
Williams Cos., Inc.	1,822	$55,553
		1,772,179

Financials: 13.13%
Affiliated Managers Group, Inc.	259	53,160
Aflac, Inc.	590	51,790
Allstate Corp.	508	53,193
American Express Co.	528	52,436
American International Group, Inc.	875	52,132
Ameriprise Financial, Inc.	306	51,858
Aon PLC	375	50,250
Arthur J Gallagher & Co.	793	50,181
Assurant, Inc.	525	52,941
Bank of America Corp.	1,792	52,900
Bank of New York Mellon Corp.	953	51,329
BB&T Corp.	1,045	51,957
Berkshire Hathaway, Inc., Class B(a)	266	52,727
BlackRock, Inc.	100	51,371
Brighthouse Financial, Inc.(a)	865	50,724
Capital One Financial Corp.	543	54,072
CBOE Holdings, Inc.	417	51,954
Charles Schwab Corp.	1,012	51,986
Chubb, Ltd.	347	50,707
Cincinnati Financial Corp.	699	52,404
Citigroup, Inc.	687	51,120
Citizens Financial Group, Inc.	1,248	52,391
CME Group, Inc.	341	49,803
Comerica, Inc.	609	52,867
Discover Financial Services	705	54,229
E*Trade Financial Corp.(a)	1,033	51,206
Everest Re Group, Ltd.	245	54,209
Fifth Third Bancorp	1,714	52,003
Franklin Resources, Inc.	1,165	50,479
Goldman Sachs Group, Inc.	209	53,245
Hartford Financial Services Group, Inc.	945	53,185
Huntington Bancshares, Inc.	3,505	51,033
Intercontinental Exchange, Inc.	734	51,791
Invesco, Ltd.	1,380	50,425
JPMorgan Chase & Co.	492	52,614
KeyCorp	2,617	52,785
Leucadia National Corp.	1,995	52,848
Lincoln National Corp.	663	50,965
Loews Corp.	1,044	52,231
M&T Bank Corp.	303	51,810
Marsh & McLennan Cos., Inc.	618	50,299
MetLife, Inc.	968	48,942
Moody's Corp.	342	50,483
Morgan Stanley	984	51,630
NASDAQ, Inc.	661	50,785
Navient Corp.	4,078	54,319
Northern Trust Corp.	532	53,141
People's United Financial, Inc.	2,763	51,668
PNC Financial Services Group, Inc.	362	52,233
Principal Financial Group, Inc.	726	51,227
Progressive Corp.	947	53,335

	Shares	Value
Financials (continued)
Prudential Financial, Inc.	445	$51,166
Raymond James Financial, Inc.	582	51,973
Regions Financial Corp.	3,048	52,669
S&P Global, Inc.	304	51,498
State Street Corp.	533	52,026
SunTrust Banks, Inc.	799	51,607
Synchrony Financial	1,386	53,513
T Rowe Price Group, Inc.	507	53,200
Torchmark Corp.	579	52,521
Travelers Cos., Inc.	388	52,628
Unum Group	905	49,675
US Bancorp	941	50,419
Wells Fargo & Co.	878	53,268
Willis Towers Watson PLC	334	50,330
XL Group, Ltd.	1,411	49,611
Zions Bancorporation	1,023	51,999
		3,477,476

Health Care: 12.09%
Abbott Laboratories	953	54,388
AbbVie, Inc.	542	52,417
Aetna, Inc.	285	51,411
Agilent Technologies, Inc.	772	51,701
Alexion Pharmaceuticals, Inc.(a)	455	54,413
Align Technology, Inc.(a)	219	48,660
Allergan PLC	310	50,710
AmerisourceBergen Corp.	600	55,092
Amgen, Inc.	297	51,648
Anthem, Inc.	231	51,977
Baxter International, Inc.	813	52,552
Becton Dickinson and Co.	317	67,795
Biogen, Inc.(a)	160	50,971
Boston Scientific Corp.(a)	2,020	50,076
Bristol-Myers Squibb Co.	833	51,046
Cardinal Health, Inc.	884	54,163
Celgene Corp.(a)	492	51,345
Centene Corp.(a)	514	51,852
Cerner Corp.(a)	739	49,801
Cigna Corp.	247	50,163
Cooper Cos., Inc.	230	50,112
Danaher Corp.	557	51,701
DaVita, Inc.(a)	768	55,488
DENTSPLY SIRONA, Inc.	802	52,796
Edwards Lifesciences Corp.(a)	441	49,705
Eli Lilly & Co.	602	50,845
Envision Healthcare Corp.(a)	1,623	56,091
Express Scripts Holding Co.(a)	763	56,950
Gilead Sciences, Inc.	701	50,220
HCA Healthcare, Inc.(a)	613	53,846
Henry Schein, Inc.(a)	766	53,528
Hologic, Inc.(a)	1,219	52,112
Humana, Inc.	204	50,606
IDEXX Laboratories, Inc.(a)	323	50,511
Illumina, Inc.(a)	239	52,219
Incyte Corp.(a)	538	50,954

	Shares	Value
Health Care (continued)
Intuitive Surgical, Inc.(a)	138	$50,362
Iqvia Holdings, Inc.(a)	514	50,321
Johnson & Johnson	370	51,696
Laboratory Corp. of America Holdings(a)	332	52,957
McKesson Corp.	342	53,335
Medtronic PLC	642	51,842
Merck & Co., Inc.	936	52,669
Mettler-Toledo International, Inc.(a)	83	51,420
Mylan NV(a)	1,346	56,949
Patterson Cos., Inc.	1,468	53,039
PerkinElmer, Inc.	733	53,597
Perrigo Co. PLC	607	52,906
Pfizer, Inc.	1,456	52,736
Quest Diagnostics, Inc.	536	52,791
Regeneron Pharmaceuticals, Inc.(a)	137	51,507
ResMed, Inc.	602	50,983
Stryker Corp.	343	53,110
Thermo Fisher Scientific, Inc.	277	52,597
UnitedHealth Group, Inc.	232	51,147
Universal Health Services, Inc., Class B	466	52,821
Varian Medical Systems, Inc.(a)	465	51,685
Vertex Pharmaceuticals, Inc.(a)	362	54,249
Waters Corp.(a)	260	50,229
Zimmer Biomet Holdings, Inc.	459	55,388
Zoetis, Inc.	725	52,229
		3,202,430

Industrials: 13.75%
3M Co.	219	51,546
Acuity Brands, Inc.	303	53,328
Alaska Air Group, Inc.	746	54,838
Allegion PLC	630	50,123
American Airlines Group, Inc.	1,021	53,123
AMETEK, Inc.	726	52,613
AO Smith Corp.	836	51,230
Arconic, Inc.	2,126	57,933
Boeing Co.	181	53,379
Caterpillar, Inc.	362	57,044
CH Robinson Worldwide, Inc.	589	52,474
Cintas Corp.	326	50,801
CSX Corp.	922	50,719
Cummins, Inc.	304	53,699
Deere & Co.	344	53,839
Delta Air Lines, Inc.	974	54,544
Dover Corp.	528	53,323
Eaton Corp. PLC	674	53,253
Emerson Electric Co.	781	54,428
Equifax, Inc.	444	52,356
Expeditors International of Washington, Inc.	808	52,270
Fastenal Co.	968	52,940
FedEx Corp.	217	54,150
Flowserve Corp.	1,235	52,031
Fluor Corp.	1,033	53,354

	Shares	Value
Industrials (continued)
Fortive Corp.	706	$51,079
Fortune Brands Home & Security, Inc.	763	52,220
General Dynamics Corp.	258	52,490
General Electric Co.	2,938	51,268
Harris Corp.	363	51,419
Honeywell International, Inc.	339	51,989
IHS Markit, Ltd.(a)	1,141	51,516
Illinois Tool Works, Inc.	312	52,057
Ingersoll-Rand PLC	594	52,979
Jacobs Engineering Group, Inc.	759	50,064
JB Hunt Transport Services, Inc.	462	53,121
Johnson Controls International PLC	1,392	53,049
Kansas City Southern	466	49,033
L3 Technologies, Inc.	269	53,222
Lockheed Martin Corp.	165	52,973
Masco Corp.	1,218	53,519
Nielsen Holdings PLC	1,370	49,868
Norfolk Southern Corp.	369	53,468
Northrop Grumman Corp.	170	52,175
PACCAR, Inc.	724	51,462
Parker-Hannifin Corp.	270	53,887
Pentair PLC	744	52,541
Quanta Services, Inc.(a)	1,322	51,703
Raytheon Co.	277	52,034
Republic Services, Inc.	800	54,088
Robert Half International, Inc.	953	52,930
Rockwell Automation, Inc.	271	53,211
Rockwell Collins, Inc.	386	52,349
Roper Technologies, Inc.	201	52,059
Snap-on, Inc.	302	52,639
Southwest Airlines Co.	822	53,800
Stanley Black & Decker, Inc.	310	52,604
Stericycle, Inc.(a)	781	53,100
Textron, Inc.	950	53,760
TransDigm Group, Inc.	191	52,452
Union Pacific Corp.	403	54,042
United Continental Holdings, Inc.(a)	819	55,201
United Parcel Service, Inc., Class B	436	51,949
United Rentals, Inc.(a)	317	54,495
United Technologies Corp.	425	54,217
Verisk Analytics, Inc.(a)	541	51,936
Waste Management, Inc.	615	53,075
WW Grainger, Inc.	232	54,810
Xylem, Inc.	763	52,037
		3,643,228

Information Technology: 13.19%
Accenture PLC, Class A	346	52,969
Activision Blizzard, Inc.	833	52,745
Adobe Systems, Inc.(a)	300	52,572
Advanced Micro Devices, Inc.(a)	5,236	53,826
Akamai Technologies, Inc.(a)	921	59,902
Alliance Data Systems Corp.	223	56,526
Alphabet, Inc., Class A(a)	24	25,281
Alphabet, Inc., Class C(a)	24	25,113
	Shares	Value
Information Technology (continued)
Amphenol Corp., Class A	583	$51,187
Analog Devices, Inc.	608	54,130
ANSYS, Inc.(a)	356	52,542
Apple, Inc.	307	51,954
Applied Materials, Inc.	1,011	51,682
Autodesk, Inc.(a)	485	50,842
Automatic Data Processing, Inc.	449	52,618
Broadcom, Ltd.	201	51,637
CA, Inc.	1,555	51,750
Cadence Design Systems, Inc.(a)	1,195	49,975
Cisco Systems, Inc.	1,382	52,931
Citrix Systems, Inc.(a)	594	52,272
Cognizant Technology Solutions Corp., Class A	725	51,489
Corning, Inc.	1,608	51,440
CSRA, Inc.	1,780	53,258
DXC Technology Co.	542	51,436
eBay, Inc.(a)	1,381	52,119
Electronic Arts, Inc.(a)	495	52,005
F5 Networks, Inc.(a)	391	51,307
Facebook, Inc., Class A(a)	291	51,350
Fidelity National Information Services, Inc.	542	50,997
Fiserv, Inc.(a)	395	51,796
FLIR Systems, Inc.	1,122	52,308
Gartner, Inc.(a)	432	53,201
Global Payments, Inc.	524	52,526
Hewlett Packard Enterprise Co.	3,628	52,098
HP, Inc.	2,470	51,895
Intel Corp.	1,201	55,438
International Business Machines Corp.	335	51,396
Intuit, Inc.	334	52,698
Juniper Networks, Inc.	1,833	52,240
KLA-Tencor Corp.	501	52,640
Lam Research Corp.	280	51,540
MasterCard, Inc., Class A	348	52,673
Microchip Technology, Inc.	595	52,289
Micron Technology, Inc.(a)	1,205	49,550
Microsoft Corp.	617	52,778
Motorola Solutions, Inc.	561	50,681
NetApp, Inc.	893	49,401
NVIDIA Corp.	272	52,632
Oracle Corp.	1,049	49,597
Paychex, Inc.	754	51,332
PayPal Holdings, Inc.(a)	715	52,638
Qorvo, Inc.(a)	766	51,016
QUALCOMM, Inc.	810	51,856
Red Hat, Inc.(a)	417	50,082
salesforce.com, Inc.(a)	504	51,524
Seagate Technology PLC	1,285	53,764
Skyworks Solutions, Inc.	540	51,273
Symantec Corp.	1,860	52,192
Synopsys, Inc.(a)	575	49,013
TE Connectivity, Ltd.	548	52,082
Texas Instruments, Inc.	531	55,458
Total System Services, Inc.	680	53,781

	Shares	Value
Information Technology (continued)
VeriSign, Inc.(a)	461	$52,757
Visa, Inc., Class A	462	52,677
Western Digital Corp.	639	50,820
Western Union Co.	2,684	51,023
Xerox Corp.	1,758	51,246
Xilinx, Inc.	759	51,172
		3,492,938

Materials: 5.06%
Air Products & Chemicals, Inc.	323	52,998
Albemarle Corp.	398	50,900
Avery Dennison Corp.	458	52,606
Ball Corp.	1,315	49,773
CF Industries Holdings, Inc.	1,326	56,408
DowDuPont, Inc.	736	52,418
Eastman Chemical Co.	565	52,342
Ecolab, Inc.	384	51,525
FMC Corp.	586	55,471
Freeport-McMoRan, Inc.(a)	3,475	65,886
International Flavors & Fragrances, Inc.	341	52,040
International Paper Co.	914	52,957
LyondellBasell Industries NV, Class A	485	53,505
Martin Marietta Materials, Inc.	243	53,713
Monsanto Co.	444	51,850
Mosaic Co.	2,202	56,503
Newmont Mining Corp.	1,471	55,192
Nucor Corp.	866	55,060
Packaging Corp. of America	440	53,042
PPG Industries, Inc.	449	52,452
Praxair, Inc.	344	53,210
Sealed Air Corp.	1,090	53,737
Sherwin-Williams Co.	127	52,075
Vulcan Materials Co.	415	53,274
WestRock Co.	808	51,074
		1,340,011

Real Estate: 6.45%
Alexandria Real Estate Equities, Inc., REIT	400	52,236
American Tower Corp., REIT	365	52,074
Apartment Investment & Management Co., REIT, Class A	1,179	51,534
AvalonBay Communities, Inc., REIT	286	51,025
Boston Properties, Inc., REIT	419	54,483
CBRE Group, Inc., Class A(a)	1,194	51,712
Crown Castle International Corp., REIT	475	52,730
Digital Realty Trust, Inc., REIT	453	51,597
Duke Realty Corp., REIT	1,865	50,747
Equinix, Inc., REIT	116	52,573
Equity Residential, REIT	792	50,506
Essex Property Trust, Inc., REIT	214	51,653
Extra Space Storage, Inc., REIT	603	52,732
Federal Realty Investment Trust, REIT	399	52,991
	Shares	Value
Real Estate (continued)
GGP, Inc., REIT	2,221	$51,949
HCP, Inc., REIT	1,943	50,673
Host Hotels & Resorts, Inc., REIT	2,623	52,066
Iron Mountain, Inc., REIT	1,297	48,936
Kimco Realty Corp., REIT	2,846	51,655
Macerich Co., REIT	792	52,019
Mid-America Apartment Communities, Inc., REIT	505	50,783
Prologis, Inc., REIT	786	50,705
Public Storage, REIT	246	51,414
Realty Income Corp., REIT	936	53,371
Regency Centers Corp., REIT	770	53,269
SBA Communications Corp., REIT(a)	314	51,295
Simon Property Group, Inc., REIT	320	54,957
SL Green Realty Corp., REIT	508	51,272
UDR, Inc., REIT	1,334	51,386
Ventas, Inc., REIT	822	49,328
Vornado Realty Trust, REIT	676	52,850
Welltower, Inc., REIT	784	49,996
Weyerhaeuser Co., REIT	1,470	51,832
		1,708,349

Telecommunication Services: 0.64%
AT&T, Inc.	1,417	55,093
CenturyLink, Inc.	3,546	59,147
Verizon Communications, Inc.	1,020	53,989
		168,229

Utilities: 5.21%
AES Corp.	4,835	52,363
Alliant Energy Corp.	1,157	49,300
Ameren Corp.	823	48,549
American Electric Power Co., Inc.	677	49,807
American Water Works Co., Inc.	569	52,058
CenterPoint Energy, Inc.	1,800	51,048
CMS Energy Corp.	1,044	49,381
Consolidated Edison, Inc.	585	49,696
Dominion Energy, Inc.	619	50,176
DTE Energy Co.	451	49,366
Duke Energy Corp.	591	49,709
Edison International	726	45,912
Entergy Corp.	618	50,299
Eversource Energy	799	50,481
Exelon Corp.	1,268	49,972
FirstEnergy Corp.	1,585	48,533
NextEra Energy, Inc.	326	50,918
NiSource, Inc.	1,918	49,235
NRG Energy, Inc.	1,843	52,489
PG&E Corp.	974	43,664
Pinnacle West Capital Corp.	574	48,893
PPL Corp.	1,508	46,672
Public Service Enterprise Group, Inc.	1,002	51,603
SCANA Corp.	1,136	45,190
Sempra Energy	446	47,686

	Shares	Value
Utilities (continued)
Southern Co.	1,020	$49,052
WEC Energy Group, Inc.	755	50,155
Xcel Energy, Inc.	1,017	48,928
		1,381,135

Total Common Stocks
(Cost $23,190,507)		26,204,422

SHORT TERM INVESTMENTS: 0.18%
Fidelity® Institutional Money Market Government Portfolio, Class I (1.44% 7-day yield)	48,669	48,669

Total Short Term Investments
(Cost $48,669)		48,669

Total Investments: 99.11%
(Cost $23,239,176)		26,253,091

Other Assets In Excess Of Liabilities: 0.89%		235,792

Net Assets: 100.00%		$26,488,883

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments

1. ORGANIZATION

The Index Funds S&P 500 Equal Weight (the "Fund") is a separate series of Index Funds, an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the "Trust"). The Trust was previously known as "Giant 5 Funds", and changed its name to "Index Funds" in February 2014. The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the Standard & Poor's 500 Equal Weight Index (the "Index"). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in financial statements. Actual results could differ from those estimates.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities sold short which are listed on a national securities exchange or the Nasdaq Stock Market but which were not traded on the valuation date are valued at the mean between the bid and the ask. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale price, the mean between the bid and the ask. Options purchased or written by the Fund are valued at the mean of the highest bid and lowest ask price of all the exchanges on which the option trades. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser in accordance with procedures approved by the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. As of December 31, 2017 there were no securities that were internally fair valued. Variable rate demand notes are recorded at par value which approximates market value. For financial reporting purposes, investment transactions are recorded on the trade date.

Securities Transactions and Related Investment Income — Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined using the identified cost basis. Interest income which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	—	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2	—

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	—

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2017:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$26,204,422	$–	$–	$26,204,422
Short Term Investments	48,669	–	–	48,669
TOTAL	$26,253,091	$–	$–	$26,253,091

*	See Schedule of Investments for industry classification.

It is the Fund’s policy to recognize transfers between levels at the end of the reporting period. There were no transfers between Levels 1 and 2 during the period ended December 31, 2017.

For the period ended December 31, 2017, the Fund did not have any unobservable inputs (Level 3) used in determining fair value.

Item 2. Controls and Procedures.

(a)	The registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2 under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Index Funds

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Executive Officer)
Date:	February 28, 2018

By:	/s/ Michael G. Willis
Michael G. Willis, President
(Principal Financial Officer)
Date:	February 28, 2018